FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of capital structure
The capital structure of our partnership consists of debt, offset by cash and equity.

(US$ MILLIONS)	2018	2017
Corporate borrowings	$—	$—
Non-recourse subsidiary borrowings	10,866	3,265
Cash	(1,949)	(1,106)
Net debt	8,917	2,159
Total equity	6,494	6,064
Total capital and net debt	$15,411	$8,223
Net debt to capitalization ratio	58%	26%

Disclosure of liquidity management
The following tables detail the contractual maturities for the partnership’s financial liabilities. The tables reflect the undiscounted cash flows of financial liabilities based on the earliest date on which our partnership can be required to pay. The tables include both interest and principal cash flows:

	December 31, 2018
(US$ MILLIONS)	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
Non-derivative financial liabilities
Accounts payable and other liabilities (1)	$6,863	$364	$219	$192	$7,638
Interest-bearing liabilities	2,370	1,517	3,829	5,906	13,622
Finance lease liabilities	12	7	25	16	60
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(1)	Excludes $1,321 million of decommissioning liabilities, other provisions, and post-employment benefits, $61 million of capital leases, and $62 million of loans and notes payable.

	December 31, 2017
(US$ MILLIONS)	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
Non-derivative financial liabilities
Accounts payable and other liabilities (1)	$4,677	$280	$155	$118	$5,230
Interest-bearing liabilities	825	801	1,075	584	3,285
Finance lease liabilities	11	4	2	—	17
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(1)	Excludes $285 million of decommissioning liabilities, other provisions, and post-employment benefits, $17 million of capital leases, and $106 million of loans and notes payable.
(d)

Disclosure of foreign currency exposure
ables below set out our partnership’s currency exposure as at December 31, 2018 and 2017:

	December 31, 2018
	USD	AUD	GBP	CAD	EUR	BRL	Other	Total
Assets
Current assets	$3,636	$402	$2,197	$1,186	$658	$480	$1,222	$9,781
Non-current assets	9,414	733	819	1,997	993	3,065	516	17,537
	$13,050	$1,135	$3,016	$3,183	$1,651	3,545	$1,738	$27,318

Liabilities
Current liabilities	$2,886	$551	$2,514	$1,232	$592	$314	$927	$9,016
Non-current liabilities	8,571	123	189	516	505	1,824	80	11,808
	$11,457	$674	$2,703	$1,748	$1,097	$2,138	$1,007	$20,824

Non-controlling interest	1,060	52	171	750	383	1,052	63	3,531
Net investment to the partnership	$533	$409	$142	$685	$171	$355	$668	$2,963

	December 31, 2017
	USD	AUD	GBP	CAD	EUR	BRL	Other	Total
Assets
Current assets	$1,482	$497	$1,871	$1,232	$142	$487	$722	$6,433
Non-current assets	1,655	817	512	2,329	204	3,535	319	9,371
	$3,137	$1,314	$2,383	$3,561	$346	4,022	$1,041	$15,804

Liabilities
Current liabilities	$817	$594	$2,108	$1,294	$81	$306	$490	$5,690
Non-current liabilities	816	78	143	743	28	2,096	146	4,050
	$1,633	$672	$2,251	$2,037	$109	$2,402	$636	$9,740

Non-controlling interest	430	101	4	897	134	1,250	210	3,026
Net investment to the partnership	$1,074	$541	$128	$627	$103	$370	$195	$3,038
The

Disclosure of sensitivity analysis for foreign currency risk artnership’s exposures to foreign currencies and the sensitivity of net income and other comprehensive income, on a pre-tax basis, to a 10% change in the exchange rates relative to the United States dollar is summarized below:

	December 31, 2018
(US$ MILLIONS)	OCI attributable to unitholders	Net income attributable to unitholders
Australian dollar	$(36)	$—
Canadian dollar	(12)	3
Brazilian real	(35)	4
Other	(19)	5

	December 31, 2017
(US$ MILLIONS)	OCI attributable to unitholders	Net income attributable to unitholders
Australian dollar	$(88)	$—
Canadian dollar	(37)	—
Brazilian real	(33)	—
Other	(9)	(20)

	December 31, 2016
(US$ MILLIONS)	OCI attributable to unitholders	Net income attributable to unitholders
Australian dollar	$(55)	$—
Canadian dollar	(50)	—
Other	(3)	1

(e)